Allowance for Loan Losses - Schedule of Loans Which are Individually Evaluated for Impairment, by Class of Loans (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Loans individually evaluated	$ 1,287,000	$ 1,197,000
Loans collectively evaluated	97,930,000	92,205,000
Gross Loans	99,216,428	93,401,845
Commercial and Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Loans individually evaluated	39,000	36,000
Loans collectively evaluated	17,084,000	16,689,000
Gross Loans	17,123,000	16,725,000
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Loans individually evaluated	744,000	930,000
Loans collectively evaluated	46,205,000	43,177,000
Gross Loans	46,949,000	44,107,000
Consumer Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Loans individually evaluated	493,000	231,000
Loans collectively evaluated	32,029,000	29,016,000
Gross Loans	32,522,000	29,247,000
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Loans individually evaluated	11,000
Loans collectively evaluated	2,753,000	3,456,000
Gross Loans	2,764,000	3,456,000
Unearned Interest and Deferred Fees [Member]
Financing Receivable, Impaired [Line Items]
Loans collectively evaluated	(141,000)	(133,000)
Gross Loans	$ (141,000)	$ (133,000)